Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	LUDA TECHNOLOGY GROUP LIMITED
Entity Central Index Key	0001984124
Entity File Number	001-42289
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Rooms 1604-1605
Entity Address, Address Line Two	16/F
Entity Address, Address Line Three	YF Life Centre38 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Ordinary Shares, par value HK$0.25 (equivalent to US$0.03)
Trading Symbol	LUD
Security Exchange Name	NYSEAMER
Entity Common Stock, Shares Outstanding	22,690,000
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended December 31, 2025 (the “Annual Report”), which was originally filed with the U.S. Securities and Exchange Commission on May 15, 2026 The purpose of this Form 20-F/A is to amend (1) Risks Related to Our Business disclosure and text under 3.D. Risk Factors of “ITEM 3. KEY INFORMATION” and (2) the information and disclosure presented under “ITEM 15. CONTROLS AND PROCEDURES”. This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Ma Biu
Contact Personnel Email Address	ir@ludahk.com
Entity Address, Address Line One	Rooms 1604-1605
Entity Address, Address Line Two	16/F
Entity Address, Address Line Three	YF Life Centre38 Gloucester Road
Entity Address, City or Town	Wanchai
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+ 852
Local Phone Number	2994 8774